Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Cash and Cash Equivalents
The Company considers all highly liquid investments with an initial maturity of up to three months to be cash equivalents. Cash and cash equivalents consist of the following:

	As at
	March 31,	March 31,
	2024	2023
Cash and bank balances	$72,710	$80,162
Short-term deposits with banks*	14,721	47,736

Total	$87,431	$127,898

* Short-term deposits can be withdrawn by the Company at any time without prior notice and are readily convertible into known amounts of cash with an insignificant risk of changes in value.